UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04450

Franklin Templeton Global Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 6/30/18

Item 1. Proxy Voting Records.

Templeton Global Currency Fund

INSTITUTIONAL FIDUCIARY TRUST Meeting Date: OCT 30, 2017 Record Date: AUG 21, 2017 Meeting Type: SPECIAL
Ticker: Security ID: 457756500
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Harris J. Ashton	Management	For	For
1.2	Elect Director Terrence J. Checki	Management	For	For
1.3	Elect Director Mary C. Choksi	Management	For	For
1.4	Elect Director Edith E. Holiday	Management	For	For
1.5	Elect Director Gregory E. Johnson	Management	For	For
1.6	Elect Director Rupert H. Johnson, Jr.	Management	For	For
1.7	Elect Director J. Michael Luttig	Management	For	For
1.8	Elect Director Larry D. Thompson	Management	For	For
1.9	Elect Director John B. Wilson	Management	For	For
3	Amend Fundamental Investment Restriction Regarding Investments in Commodities	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin Templeton Global Trust

By (Signature and Title)* /s/ Matthew T. Hinkle

Matthew T. Hinkle,

Chief Executive Officer – Finance and Administration

Date August 28, 2018

* Print the name and title of each signing officer under his or her signature.